Related Parties (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended				12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Mr. Joseph G. Cremonese [Member]
Retainer fee				$ 9,000
Option granted				20,000
Consulting expenses				0		$ 55,200	$ 55,200	$ 108,000
Mr. Reinhard Vogt [Member]
Retainer fee				12,500
Fees paid				$ 0		$ 88,500	$ 215,700	966,600
Consulting fees	$ 0	$ 61,500	$ 0		$ 120,700			$ 207,900
Stock option, share								125,000
Stock option, value								$ 758,700